Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
Other current assets consist of the following:

(in thousands of $)	September 30, 2023	December 31, 2022
MTM asset on TTF linked commodity swap derivatives (note 21)	22,477	73,583
Receivable from TTF linked commodity swap derivatives	7,581	4,638
Interest receivable from money market deposits and bank accounts (note 21)	5,428	3,617
MTM asset on IRS derivatives (note 21)	4,319	—
Prepaid expenses	2,795	2,760
Receivable from IRS derivatives	2,280	1,923
Investment in listed equity securities (note 8)	—	224,788
Other receivables	4,232	3,925
Other current assets	49,112	315,234